STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5%
Alabama - 1.2%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000		1,264,213
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,267,766
				2,531,979
Arizona - 4.5%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000		5,447,243
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Obligated Group) Ser. A	4.00	11/1/2025	600,000		616,032
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Obligated Group) Ser. A	4.00	11/1/2024	600,000		614,572
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000		1,987,184
The University of Arizona, Revenue Bonds (Green Bond)	5.00	6/1/2025	1,140,000		1,228,412
				9,893,443
California - 3.1%
California, GO, Refunding	5.00	4/1/2025	1,000,000		1,077,998
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000		416,966
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000		525,301
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2025	350,000		370,601
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	[a]	2,600,919
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	2,000,000	[a]	1,750,794
				6,742,579
Colorado - 2.2%
Colorado, COP, Ser. A	5.00	12/15/2024	1,000,000		1,067,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Colorado - 2.2% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,242,545
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	588,010
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2025	650,000	673,907
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	138,086
				4,710,148
Connecticut - 3.4%
Connecticut, Revenue Bonds, Ser. D	5.00	11/1/2025	3,800,000	4,136,986
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	915,804
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,072,062
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,203,446
				7,328,298
Florida - 1.0%
Florida Department of Management Services, COP, Ser. A	5.00	11/1/2024	2,000,000	2,131,227
Georgia - .4%
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	983,267
Illinois - 6.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,037,792
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,211,436
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000	3,987,920
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,033,018
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,094,096

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Illinois - 6.0% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	[a]	2,086,767
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000		1,599,606
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,055,946
				13,106,581
Indiana - 6.7%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2025	3,240,000		3,512,862
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000		3,032,168
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	10/1/2024	865,000		899,424
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2024	800,000		832,788
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000		1,364,760
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	[a]	5,041,226
				14,683,228
Louisiana - 2.1%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000		1,071,112
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop Project)	1.65	12/1/2023	2,500,000	[a]	2,473,474
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	[a]	967,536
				4,512,122
Maine - .5%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000		1,055,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Maryland - 3.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	[a] 4,228,737
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,067,622
				7,296,359
Massachusetts - 2.1%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000	1,675,789
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000	794,579
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,080,465
				4,550,833
Michigan - 3.5%
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	[a] 1,895,885
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/1/2024	2,115,000	[b] 2,241,995
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,061,563
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000	666,213
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2024	715,000	751,541
				7,617,197
Minnesota - .6%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	159,361
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,062,405
				1,221,766

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Missouri - .5%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2026	1,000,000	1,042,319
Nevada - .6%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,329,077
New Jersey - 3.1%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2025	2,000,000	2,138,202
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	910,757
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,590,630
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,062,005
				6,701,594
New Mexico - 2.2%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2026	2,850,000	3,147,178
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,625,000	1,758,200
				4,905,378
New York - 10.2%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,739,298
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	799,230
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,170,529
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a] 923,235
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. BB2	5.00	6/15/2027	4,000,000	4,366,870
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	5.00	8/1/2024	4,500,000	4,773,033
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,570,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
New York - 10.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,610,365
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	5.00	3/15/2025	2,000,000	2,142,421
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,059,795
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	1,000,000	1,059,117
				22,214,590
North Carolina - 3.5%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	[a] 2,170,327
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000	2,603,042
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	[a] 2,920,848
				7,694,217
Ohio - 4.3%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,091,733
Miami University, Revenue Bonds, Refunding	5.00	9/1/2024	1,000,000	1,058,452
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,603,251
Ohio, Revenue Bonds, Ser. A	5.00	6/1/2025	2,790,000	3,012,103
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000	2,529,559
				9,295,098
Oklahoma - 1.4%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Expressway)	1.63	7/6/2023	1,000,000	983,552
Oklahoma Municipal Power Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2024	1,000,000	1,045,626

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Oklahoma - 1.4% (continued)
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,067,908
				3,097,086
Pennsylvania - 8.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000	2,097,885
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000	1,026,690
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000	1,080,594
Pennsylvania, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 1st	5.00	9/15/2025	3,000,000	3,263,292
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000	[a] 2,438,508
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000	212,933
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,078,912
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000	2,113,813
Philadelphia, GO, Ser. A	5.00	5/1/2025	5,000,000	5,370,005
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2025	500,000	537,070
				19,219,702
Rhode Island - .4%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	793,146
South Carolina - 2.7%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	4,000,000	4,401,141
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,400,000	1,476,465
				5,877,606
Texas - 12.7%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	721,002
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	623,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Texas - 12.7% (continued)
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000		1,565,126
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000		5,083,173
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2025	1,705,000		1,798,419
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000		1,083,648
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2024	1,475,000		1,551,381
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000		1,093,855
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	1,390,000		1,490,328
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000		736,578
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000		2,666,009
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	[a]	3,528,736
Tarrant County College District, GO	5.00	8/15/2027	1,165,000		1,308,560
Tarrant County College District, GO	5.00	8/15/2025	4,180,000		4,529,648
				27,779,659
Utah - .5%
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000		1,085,129
Virginia - 3.7%
Hampton Roads Transportation Accountability Commission, BAN	5.00	7/1/2026	4,000,000		4,403,226
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2024	1,000,000		1,052,104
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000		2,698,701
				8,154,031
Washington - 2.3%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	[a]	1,976,902
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000		2,080,788

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Washington - 2.3% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	[a] 1,076,490
				5,134,180
Total Investments (cost $220,301,264)			97.5%	212,687,655
Cash and Receivables (Net)			2.5%	5,396,478
Net Assets			100.0%	218,084,133

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	212,687,655	-	212,687,655

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2022, accumulated net unrealized depreciation on investments was $7,613,609, consisting of $79,810 gross unrealized appreciation and $7,693,419 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.